Taxes	12 Months Ended
Jun. 30, 2021
21. Taxes

21. Taxes

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Argentine tax reform

Law 27,541 on Solidarity and Production Reactivation, which was published in December 2019, introduced some amendments to different taxes and created the so-called Impuesto Para una Argentina Inclusiva y Solidaria (PAIS).

The main amendments related to Income Tax that affect the Group companies are:

1) In the first and second fiscal years begun after January 1, 2019 (i.e., for the Group’s fiscal years begun on July 1, 2019 and 2020), the profit / loss for tax inflation adjustment shall be allocated as follows: one sixth in the fiscal year of assessment thereof and the other five sixths over the following fiscal years;

2) The rate applicable to companies for the third fiscal year commencing after January 1, 2018 (i.e., for the Group’s fiscal years begun on July 1, 2019) is increased from 25% to 30%.

Tax inflation adjustment: Law 27,430, which was promulgated by the Argentine Congress on December 29, 2017 in the context of the tax reform, establishes the following rules for the application of the inflation adjustment in income tax: (i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistic and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than 100%, or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceeds 55%, 30% and 15% for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 50% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year. Consequently, the tax inflation adjustment has been applied and the cost of goods acquired during the year 2019 has been updated as established in article 58 of the Argentine Income Tax Law.

Due to the enactment of Law 27630 published in the Official Gazette on June 16, 2021 and effective for the years beginning on January 1, 2021, the current rates for corporate income tax are modified according to the following scale:

Accumulated net taxable profit		Will pay	More of %	On the surplus of
More of	To
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

The amounts provided for in the scale will be adjusted annually, as of January 1, 2022, considering the annual variation of the Consumer Price Index (CPI), corresponding to the month of October of the year prior to the adjustment, with respect to the same month. from the previous year. The amounts determined by application of the described mechanism will be applicable for the fiscal years that begin after each update.

The impacts that this change generates on the balances of deferred income tax assets and liabilities, net (ARS 18,166 loss) have been recorded in these financial statements, considering the effective rate that is estimated to be applicable to the probable date for the reversal of such deferred income tax assets and liabilities.

US tax reform

In December 2017, a bill was passed to reform the Federal Taxation Law in the United States. The reform included a reduction of the corporate tax rate from 35% to 21%, for the tax years 2018 and thereafter. The reform has impact in certain subsidiaries of the Group in the United States.

The details of the provision for the Group’s income tax, is as follows:

	June 30, 2021	June 30, 2020	June 30, 2019
Current income tax	(958)	(386)	(337)
Deferred income tax	(20,715)	(9,476)	7,097
Minimum presumed income tax	-	(203)	-
Income tax from continuing operations	(21,673)	(10,065)	6,760

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A	0% - 40%
Bermuda	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2021, 2020 and 2019:

	June 30, 2021	June 30, 2020	June 30, 2019
Profit / (loss) from continuing operations at tax rate applicable in the respective countries	2,099	(16,122)	17,519
Permanent differences:
Share of profit of associates and joint ventures	(1,314)	1,335	(2,498)
Unrecognized tax loss carryforwards	(2,361)	(1,253)	(2,772)
Inflation adjustment permanent difference	3,521	2,493	-
Tax rate differential	(15,186)	3,729	(122)
Gain from disposal of subsidiaries	-	-	859
Non-taxable profit, non-deductible expenses and others	(80)	2,659	(838)
Fiscal transparency	(168)	227	-
Tax inflation adjustment	(8,184)	(3,133)	(5,388)
Income tax from continuing operations	(21,673)	(10,065)	6,760

Deferred tax assets and liabilities of the Group as of June 30, 2021 and 2020 will be recovered as follows:

	June 30, 2021	June 30, 2020
Deferred income tax asset to be recovered after more than 12 months	1,599	22,629
Deferred income tax asset to be recovered within 12 months	4,421	1,306
Deferred income tax assets	6,020	23,935

	June 30, 2021	June 30, 2020
Deferred income tax liability to be recovered after more than 12 months	(73,816)	(86,116)
Deferred income tax liability to be recovered within 12 months	(506)	(3,012)
Deferred income tax liability	(74,322)	(89,128)
Deferred income tax liabilities, net	(68,302)	(65,193)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2021 and 2020, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.20	Cumulative translation adjustment	Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	Revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.21
Assets
Property, plant and equipment	445	74	56	-	(64)	-	511
Trade and other payables	7,986	2,436	(49)	-	(9,621)	-	752
Tax loss carry-forwards	12,836	2,320	(5,884)	-	(9,039)	-	233
Borrowings	231	-	845	-	-	-	1,076
Trade and other receivables	99	-	2,837	-	-	-	2,936
Others	2,338	522	(267)	-	(2,119)	38	512
Subtotal assets	23,935	5,352	(2,462)	-	(20,843)	38	6,020
Liabilities	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(77,595)	(1,492)	(7,211)	(83)	28,563	-	(57,818)
Trade and other receivables	(1,385)	-	(1,904)	-	-	-	(3,289)
Investments	(107)	-	104	-	-	-	(3)
Tax inflation adjustment	(6,491)	-	(6,509)	-	-	-	(13,000)
Borrowings	(1,433)	(475)	94	-	1,816	-	2
Intangible assets	(3,595)	(1,179)	168	-	4,531	-	(75)
Others	1,478	(525)	(2,718)	-	1,626	-	(139)
Subtotal liabilities	(89,128)	(3,671)	(17,976)	(83)	36,536	-	(74,322)
Assets (Liabilities), net	(65,193)	1,681	(20,438)	(83)	15,693	38	(68,302)
	06.30.19	Cumulative translation adjustment	Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	Revaluation surplus reserve	Charged / (Credited) to the revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.20
Assets
Property, plant and equipment	255	1,524	(1,334)	-	-	-	-	445
Investments	9	-	(9)	-	-	-	-	-
Trade and other payables	8,600	1,289	(1,256)	-	-	(647)	-	7,986
Tax loss carry-forwards	10,479	1,560	922	-	-	(125)	-	12,836
Others	1,805	250	613	-	-	-	-	2,668
Subtotal assets	21,148	4,623	(1,064)	-	-	(772)	-	23,935
Liabilities	-	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(87,425)	(260)	(11,864)	(137)	539	22,489	(937)	(77,595)
Trade and other receivables	(1,335)	-	(50)	-	-	-	-	(1,385)
Investments	(197)	-	90	-	-	-	-	(107)
Tax inflation adjustment	(4,532)	-	(1,959)	-	-	-	-	(6,491)
Borrowings	(1,589)	(424)	580	-	-	-	-	(1,433)
Intangible assets	(3,402)	(768)	575	-	-	-	-	(3,595)
Others	(802)	(804)	3,722	-	-	(273)	(365)	1,478
Subtotal liabilities	(99,282)	(2,256)	(8,906)	(137)	539	22,216	(1,302)	(89,128)
Assets (Liabilities), net	(78,134)	2,367	(9,970)	(137)	539	21,444	(1,302)	(65,193)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years.

As of June 30, 2021, the Group’s recognized tax loss carry forward prescribed as follows:

Date	Total
2024	31
2025	477
2026	157
Total	665

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, production issues, pricing, yields and costs that make up the operational flows derived from the regular exploitation of fields and other assets of the group, the flows derived from the performance of financial assets and liabilities and the income generated by the Group’s strategy of crop rotation. Such strategy implies the purchase and/or development of fields in marginal areas or areas with a high upside potential and periodical sale of such properties that are deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies’ performance, Management estimates that as at June 30, 2021, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 1,883 as of June 30, 2021 and ARS 197 as of June 30, 2020. Although the Management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

The Group did not recognize deferred income tax liabilities of ARS 135 as of June 30, 2020, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability.

On June 30, 2020, the Group recognized a deferred liability in the amount of ARS 1,361 related to the potential future sale of one of its subsidiaries shares.